CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (LOSS)
Revenue (Note 14)	$ 675,000,000	$ 610,200,000
Cost of sales
Costs of sales (Note 15)	142,000,000	105,800,000
Depletion and depreciation (Note 8(a))	273,000,000	273,800,000
Total cost of sales	415,000,000	379,600,000
Gross profit	260,000,000	230,600,000
Other operating expenses (income)
Corporate administration	21,300,000	20,700,000
Business development	3,600,000	3,400,000
Impairment charges (Note 8(b))	0	67,500,000
Gain on sale of royalty interest (Note 8(c))		(14,100,000)
(Gain) on sale of gold bullion	(300,000)	(2,300,000)
Total other operating expenses (income)	24,600,000	75,200,000
Operating income	235,400,000	155,400,000
Foreign exchange gain (loss) and other income (expense)	1,100,000	200,000
Realized gain on investments	2,000,000	12,400,000
impairment of investment	(4,500,000)
Income before finance items and income taxes	234,000,000	168,000,000
Finance items
Finance income	5,400,000	3,500,000
Finance expense (Note 13)	(3,400,000)	(3,600,000)
Net income before income taxes	236,000,000	167,900,000
Income tax expense (Note 17)	41,300,000	45,700,000
Net income	194,700,000	122,200,000
Items that may be reclassified subsequently to profit and loss:
Unrealized gain in the fair value of available-for-sale investments, net of income tax expense of $6.1 (2016 - $5.3) (Note 6)	38,400,000	52,900,000
Reclassification of realized loss (gain) in fair value of available-for-sale investments, net of income tax recovery of $0.2 (2016 - income tax expense of $1.6) (Note 6)	2,400,000	(10,600,000)
Currency translation adjustment	77,200,000	21,300,000
Other comprehensive income	118,000,000	63,600,000
Total comprehensive income (loss)	$ 312,700,000	$ 185,800,000
Basic earnings per share (Note 19) (in dollars per share)	$ 1.06	$ 0.70
Diluted earnings per share (Note 19) (in dollars per share)	$ 1.06	$ 0.69